Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Balances and Transactions with Related Parties

Note 23 - Balances and Transactions with Related Parties:

A.	Balances with related parties (consolidated)

Composition:

	December 31
	2024	2023
	NIS in thousands
Other receivables (Note 12B)	614	3,429

(1) Loans from related party

Following the acquisition of Canndoc and the appointment of Mr. Avner Barak as a director in the Company, a loan from Mr. Avner Barak to Canndoc in the amount of NIS 718 thousand was recorded in the Company’s financial statements. The loan principal bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.62% in 2020). The loan is repaid in equal monthly installments (principal and interest) in the amount of NIS 15 thousand. The loan was fully repaid during 2023.

B.	Transactions with related parties

1. Benefits in respect of the employment of key management personnel (including directors) (*) who are employed in the Company:

	For the year ended December 31
	2024		2023		2022
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	4	1,807	4	2,628	4	2,198
Management fees	1	759	1	781	1	675
Share-based payment	4	1,537	4	1,346	4	6,362
	4	4,103	4	4,755	4	9,235

(*) The key management personnel include the Chairman of the Board, the Company’s CEO, CFO and the COO

Note 23 - Balances and Transactions with Related Parties: (Cont.)

2. Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2024		2023		2022
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Management fees	4	556	4	518	4	739
Share-based payment	4	43	3	0	3	14
	4	599	4	518	4	753

(*) The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.

3. Rental Income - sublease agreement with companies related to the related party

The subsidiary Canndoc leases an office floor, and subleases part of the floor to three companies related to the controlling shareholder.

Revenue of NIS 169 thousand and NIS 205 and thousand was recorded in the financial statements in 2024 and 2023, respectively.